                          LORD ABBETT INVESTMENT TRUST
                                90 HUDSON STREET
                              JERSEY CITY, NJ 07302


                                January 31, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Lord Abbett Investment Trust
     CIK No. 000911507
     Securities Act File No. 033-68090
     Investment Company Act File No.  811-7988

Ladies/Gentlemen:

     On behalf of Lord, Abbett & Co. LLC as investment adviser to Lord Abbett Investment Trust, enclosed for filing is Post-Effective Amendment No. 43 to the Company's Registration Statement on Form N-1A.

     The purpose of filing the enclosed Amendment is to add the Lord Abbett Value Opportunities Fund as an underlying portfolio of Lord Abbett World Growth & Income Strategy Fund, add Lord Abbett International Core Equity Fund as an underlying portfolio of Lord Abbett Balanced Strategy Fund, and add appropriate investment-related disclosure. We request that the Commission declare the Amendment effective on April 1, 2006 pursuant to Rule 485(a).

     Please call the undersigned at (201) 395-2264 with any comments, questions or requests for additional information.


                                        Very truly yours,

                                        /s/ Christina T. Simmons
                                        ------------------------
                                        Christina T. Simmons
                                        Vice President & Assistant Secretary
                                        Lord Abbett Investment Trust